Schedule of Investments (unaudited)
October 31, 2022
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications — 22.2%
American Tower Corp.	173,536	$ 35,954,924
Crown Castle, Inc.	96,467	12,855,192
Digital Realty Trust, Inc.	39,056	3,915,364
Equinix, Inc.	33,558	19,008,594
SBA Communications Corp., Class A	57,277	15,459,062
		87,193,136
Diversified Telecommunication Services — 0.8%
Cellnex Telecom SA(a)	96,477	3,157,717
Health Care — 6.8%
Community Healthcare Trust, Inc.	65,131	2,253,533
Omega Healthcare Investors, Inc.	125,637	3,992,744
Physicians Realty Trust	516,381	7,776,698
Ventas, Inc.	232,187	9,085,477
Welltower, Inc.	58,580	3,575,723
		26,684,175
Health Care Providers & Services — 0.2%
Brookdale Senior Living, Inc.(b)	167,955	750,759
Industrial — 11.2%
Prologis, Inc.	263,920	29,229,140
Rexford Industrial Realty, Inc.	271,322	14,998,680
		44,227,820
Lodging — 3.2%
Host Hotels & Resorts, Inc.(c)	421,444	7,956,863
Ryman Hospitality Properties, Inc.	50,888	4,524,961
		12,481,824
Office — 7.3%
Alexandria Real Estate Equities, Inc.	59,418	8,633,435
Boston Properties, Inc.	105,546	7,673,194
Cousins Properties, Inc.	264,869	6,293,288
Hudson Pacific Properties, Inc.	130,790	1,443,922
SL Green Realty Corp.	118,313	4,694,660
		28,738,499
Real Estate Management & Development — 0.5%
Corporacion Inmobiliaria Vesta SAB de CV	917,622	1,999,381
Residential — 15.8%
AvalonBay Communities, Inc.	93,617	16,394,209
Equity Residential	172,937	10,898,490
Invitation Homes, Inc.	374,029	11,852,979
Sun Communities, Inc.	95,806	12,919,439
UDR, Inc.	254,808	10,131,166
		62,196,283
Security	Shares	Value
Retail — 5.4%
Federal Realty Investment Trust	42,726	$ 4,229,020
Regency Centers Corp.(c)	87,091	5,269,876
Simon Property Group, Inc.	107,349	11,698,894
		21,197,790
Self Storage — 7.8%
Extra Space Storage, Inc.	94,395	16,749,449
Public Storage	44,311	13,725,332
		30,474,781
Specialty — 4.9%
Outfront Media, Inc.	697,559	12,590,940
PotlatchDeltic Corp.	152,716	6,794,335
		19,385,275
Triple Net Lease — 11.4%
Agree Realty Corp.	112,493	7,728,269
EPR Properties	223,851	8,640,648
Spirit Realty Capital, Inc.	159,249	6,183,639
STAG Industrial, Inc.	147,481	4,658,925
VICI Properties, Inc.	553,953	17,737,575
		44,949,056
Total Long-Term Investments — 97.5% (Cost: $406,866,984)		383,436,496
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(d)(e)	7,658,030	7,658,030
SL Liquidity Series, LLC, Money Market Series, 3.37%(d)(e)(f)	279,243	279,047
Total Short-Term Securities — 2.0% (Cost: $7,937,079)		7,937,077
Total Investments — 99.5% (Cost: $414,804,063)		391,373,573
Other Assets Less Liabilities — 0.5%		2,118,289
Net Assets — 100.0%		$ 393,491,862
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,120,190	$ 2,537,840(a)	$ —	$ —	$ —	$ 7,658,030	7,658,030	$ 78,066	$ —
SL Liquidity Series, LLC, Money Market Series	4,795,000	—	(4,508,115)(a)	(7,836)	(2)	279,047	279,243	3,239(b)	—
				$ (7,836)	$ (2)	$ 7,937,077		$ 81,305	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
October 31, 2022
BlackRock Real Estate Securities Fund
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	141,000	USD	139,081	Morgan Stanley & Co. International PLC	01/13/23	$ 1,148
EUR	543,000	USD	535,390	Morgan Stanley & Co. International PLC	01/13/23	4,639
EUR	1,610,000	USD	1,597,193	Morgan Stanley & Co. International PLC	01/13/23	3,997
USD	407,817	EUR	410,000	Morgan Stanley & Co. International PLC	01/13/23	60
						$9,844
USD	4,823,269	EUR	4,936,000	Morgan Stanley & Co. International PLC	01/13/23	(85,724)
USD	214,208	EUR	218,000	Morgan Stanley & Co. International PLC	01/13/23	(2,600)
						(88,324)
						$ (78,480)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Communications	$ 87,193,136	$ —	$ —	$ 87,193,136
Diversified Telecommunication Services	—	3,157,717	—	3,157,717
Health Care	26,684,175	—	—	26,684,175
Health Care Providers & Services	750,759	—	—	750,759
Industrial	44,227,820	—	—	44,227,820
Lodging	12,481,824	—	—	12,481,824
Office	28,738,499	—	—	28,738,499
Real Estate Management & Development	1,999,381	—	—	1,999,381
Residential	62,196,283	—	—	62,196,283
Retail	21,197,790	—	—	21,197,790
Self Storage	30,474,781	—	—	30,474,781

Schedule of Investments (unaudited)  (continued)
October 31, 2022
BlackRock Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty	$ 19,385,275	$ —	$ —	$ 19,385,275
Triple Net Lease	44,949,056	—	—	44,949,056
Short-Term Securities
Money Market Funds	7,658,030	—	—	7,658,030
	$ 387,936,809	$ 3,157,717	$ —	391,094,526
Investments valued at NAV(a)				279,047
				$ 391,373,573
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 9,844	$ —	$ 9,844
Liabilities
Foreign Currency Exchange Contracts	—	(88,324)	—	(88,324)
	$ —	$ (78,480)	$ —	$ (78,480)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
3